Summary of Significant Accounting Policies- Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies
Outbound shipping and handling costs	$ 11,678	¥ 74,417	¥ 84,537	¥ 99,369
Cash incentive expenses	5,038	32,108	33,871	31,069
Expenses for hosting the events	3,829	24,398	13,386	22,421
Advertising Expense	2,986	19,029	34,628	32,542
Government Grant Income	423	2,694	10,238	13,105
Employee benefit expenses	$ 2,601	¥ 16,576	¥ 5,501	¥ 8,773
Number of Reportable Segments | segment	1	1
Allowance for doubtful accounts receivable,net | $	$ 0				$ 0